Profit before tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of profit loss before tax [Abstract]
Interest income	¥ 11,715	¥ 6,709	¥ 4,906
Net foreign exchange gain/(loss)	(324)	282	1,049
Other expenses	0	(99)	(203)
Net finance income	¥ 11,391	¥ 6,892	¥ 5,752